Cryptocurrencies (Details) - DevvStream Corp [Member]	3 Months Ended		6 Months Ended
	Jan. 31, 2026 USD ($) $ / item	Jan. 31, 2025 USD ($)	Jan. 31, 2026 USD ($) $ / item	Jan. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Cryptocurrencies [Abstract]
Cash held in bitgo account (in Dollars)	$ 1,279,900		$ 1,279,900		$ 6,405,000
Staking income earned (in Dollars)	$ 25,911		$ 40,245
Bitcoin [Member]
Cryptocurrencies [Abstract]
Quantity of cryptocurrency held	22.229041		22.229041
Fair value of cryptocurrency per unit (in Dollars per Item) | $ / item	78,621.12		78,621.12
Staking income earned (in Dollars)
Solana [Member]
Cryptocurrencies [Abstract]
Quantity of cryptocurrency held	12,371.78		12,371.78
Fair value of cryptocurrency per unit (in Dollars per Item) | $ / item	105.44		105.44
Cryptocurrency earned from staking			260.8
Staking income earned (in Dollars)			$ 40,245
USDC [Member]
Cryptocurrencies [Abstract]
Quantity of cryptocurrency held	99.959976		99.959976
Fair value of cryptocurrency per unit (in Dollars per Item) | $ / item	1		1
Staking income earned (in Dollars)